Marketable Securities - Fair value measurement (Details) - Marketable securities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
At cost
Marketable securities
Beginning Balance, Value	$ 1,860	$ 2,365
Sold, Value	(17)
Ending Balance, Value	1,843	1,860
At cost | QuestEx Gold And Copper Ltd
Marketable securities
Sold, Value		(505)
At fair value
Marketable securities
Beginning Balance, Value	1,554	2,494
Sold, Value	(38)
Realized gain (loss), Value	21	(109)
Unrealized gain (loss), Value	(588)	(435)
Ending Balance, Value	$ 949	1,554
At fair value | QuestEx Gold And Copper Ltd
Marketable securities
Sold, Value		$ (396)